Goodwill and Intangible Assets - Schedule of Goodwill and Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill, Gross	$ 8,558	$ 8,559
Goodwill impairment	106
Goodwill	8,452	8,559	8,559
Accumulated Amortization	(11,430)	(9,231)	(5,097)
Net Carrying Amount		26,965
Intangible Assets, Gross (Excluding Goodwill)	58,198	58,144	57,597
Intangible Assets, Net (Excluding Goodwill), Accumulated Impairment Loss	3,110
Intangible Assets, Net (Excluding Goodwill)	43,658	48,913	52,500
Other trademarks/tradenames
Goodwill [Line Items]
Gross Carrying Amount	2,204	1,856	1,662
Impairment	0
Accumulated Amortization	(669)	(422)	(194)
Net Carrying Amount	1,535	1,434	1,468
Finite-Lived Intangible Asset, Useful Life	7 years 11 months	9 years 2 months
Tradename licenses
Goodwill [Line Items]
Gross Carrying Amount	21,984	21,985	21,985
Impairment	110
Accumulated Amortization	(8,174)	(6,695)	(3,736)
Net Carrying Amount	13,700	15,290	18,249
Finite-Lived Intangible Asset, Useful Life	7 years 6 months	7 years 6 months
Customer relationships
Goodwill [Line Items]
Gross Carrying Amount	12,229	12,229	12,229
Impairment	0
Accumulated Amortization	(2,527)	(2,059)	(1,121)
Net Carrying Amount	9,702	10,170	11,108
Finite-Lived Intangible Asset, Useful Life	13 years 1 month	13 years 1 month
Technology
Goodwill [Line Items]
Gross Carrying Amount	126	126	126
Impairment	0
Accumulated Amortization	(60)	(55)	(46)
Net Carrying Amount	66	71	80
Finite-Lived Intangible Asset, Useful Life	14 years	14 years
Oneida and Viners Trademark/Tradenames
Goodwill [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Gross	21,655	21,948
Indefinite-Lived Intangible Assets (Excluding Goodwill), Accumulated Impairment Loss	3,000
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 18,655	$ 21,948	$ 21,595